RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Men [Member] | On Valuation Date [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Members	27 years 6 months	27 years 292 days
Men [Member] | 15 Years After Valuation Date [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Members	28 years 6 months	28 years 292 days
Women [Member] | On Valuation Date [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Members	29 years 73 days	29 years 146 days
Women [Member] | 15 Years After Valuation Date [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Benefit Plan Member Life Expectancy [Line Items]
Members	30 years 109 days	30 years 219 days